RELATED PARTIES BALANCES AND TRANSACTIONS - Related parties with transactions and related party relationships (Details) - Related party - Jianbiao Dai	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Shanghai Yiyun Information Service Co., Ltd
RELATED PARTIES BALANCES AND TRANSACTIONS
Percentage of ownership (%)	60.00%	60.00%	60.00%
Shanghai Longruan Electronics Group Co., Ltd
RELATED PARTIES BALANCES AND TRANSACTIONS
Percentage of ownership (%)	80.00%	80.00%	80.00%
Shanghai Longruan Business Consulting Co., Ltd
RELATED PARTIES BALANCES AND TRANSACTIONS
Percentage of ownership (%)	80.00%	80.00%	80.00%